UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 109,206	$ 165,274
Trade accounts and other receivables	2,917	1,838
Intangible assets, net	1,870	629
Inventories	3,691	3,666
Other current assets	6,257	5,805
Total current assets	123,941	177,212
Non-current assets
Restricted cash	502	446
Intangible assets, net	6,386	7,469
Newbuildings	0	105,668
Vessels and equipment, net	2,171,452	1,939,626
Other non-current assets	7,977	12,715
Total assets	2,310,258	2,243,136
Current liabilities
Current portion of long-term debt and short-term debt	77,803	141,996
Trade accounts payable	8,463	19,608
Accrued expenses	26,475	34,144
Total current liabilities	156,207	243,730
Non-current liabilities
Long-term debt	1,307,518	1,163,879
Other non-current liabilities	67,305	74,027
Total liabilities	1,531,030	1,481,636
Commitments and contingencies
Equity
Owners' share capital	53,727	53,727
Treasury shares	(4,313)	0
Additional paid-in capital	511,891	510,780
Retained earnings	217,923	196,993
Total equity	779,228	761,500
Total liabilities and equity	2,310,258	2,243,136
Nonrelated Party
Current liabilities
Other current liabilities	42,940	47,688
Related Party
Current liabilities
Other current liabilities	$ 526	$ 294